Marketable Securities (Details) - Schedule of classified marketable securities - Noncurrent [Member] - USD ($)	Jul. 31, 2022	Jul. 31, 2021
Available-for-sale:
Cost	$ 1,594,569	$ 2,340,830
Gross Unrealized Gains	1,166,500	1,560,263
Gross Unrealized Losses
Fair Value	2,761,069	3,901,093
Mutual funds [Member]
Available-for-sale:
Cost	528,976	984,869
Gross Unrealized Gains	269,400	619,972
Gross Unrealized Losses
Fair Value	798,376	1,604,841
Corporate equity securities [Member]
Available-for-sale:
Cost	1,065,593	1,355,961
Gross Unrealized Gains	897,100	940,291
Gross Unrealized Losses
Fair Value	$ 1,962,693	$ 2,296,252